Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consist of the following:
	As of December 31,
	2023	2022

Capitalized development costs (1)	$11,416,518	$10,478,966
Purchased software	395,446	407,067
Software from business combinations	36,101,237	-
Subtotal	47,913,201	10,886,033
Less: accumulated amortization	(10,614,005)	(5,723,309)
Impairment of capitalized development cost and software acquired	(2,266,746)
Intangible assets, net	$35,032,450	$5,162,724
(1)	The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.